Condensed Consolidated Statements of Cash Flow (Unaudited)	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss				$ (7,289,577)	$ (11,829,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense				460,722	476,275
Stock-based compensation expense				96,896	381,070
Amortization of right-to-use operating lease asset				656,476	596,534
Amortization of debt discount				35,655
Gain on revaluation of derivative liabilities				(290,264)	(36,992)
Change in assets and liabilities:
Prepaid expenses and other current assets				(112,321)	49,587
Accounts payable				1,280,560	(68,734)
Accrued liabilities				44,239	(692,685)
Operating lease liability				(672,373)	(585,250)
Net cash used in operating activities				(5,789,987)	(11,709,311)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment					(694,232)
Net cash provided by investing activities					(694,232)
Cash flows from financing activities:
Proceeds from issuance of convertible notes				605,230
Issuance costs for convertible notes				(41,193)
Common stock subscription deposit				1,875
Cash proceeds from exercise of stock options				5,766	5,625
Cash proceeds from exercise of common stock options		$ 4,300,000
Net cash provided by financing activities				571,678	5,625
Net increase (decrease) in cash and cash equivalents				(5,218,309)	(12,397,918)
Cash, restricted cash and cash equivalents at beginning of period	$ 1,601,255		$ 6,819,564	6,819,564	19,217,482
Cash, restricted cash and cash equivalents at end of period				1,601,255	6,819,564
Supplemental cash flow information:
Cash				1,518,676	6,651,454
Cash and cash equivalents				2,823	88,354
Restricted cash				79,756	79,756
Cash, restricted cash and cash equivalents				1,601,255	6,819,564
Phoenix Biotech Acquisition Corp
Cash flows from operating activities:
Net loss				(2,536,233)	(667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account				(491,571)	(2,836,864)
Change in assets and liabilities:
Prepaid expenses and other current assets				197,762	254,831
Income tax payable				(575,526)	599,159
Accounts payable and accrued expenses				1,881,964	1,638,687
Franchise tax payable					(80,324)
Net cash used in operating activities				(1,523,604)	(1,092,247)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for taxes				752,300	144,544
Investment of restricted cash into marketable securities in the Trust Account				(14,335,919)	(325,000)
Cash withdrawn from Trust Account in connection with Class A common stock redemption				5,638,879	181,019,852
Net cash provided by investing activities				(7,944,740)	180,839,396
Cash flows from financing activities:
Proceeds from promissory note - related party				905,000	650,000
Redemption of Class A common stock				(33,481,627)	(139,353,878)
Net cash provided by financing activities				(32,576,627)	(138,703,878)
Net increase (decrease) in cash and cash equivalents				(42,044,971)	41,043,271
Cash, restricted cash and cash equivalents at beginning of period	96,873		42,141,844	42,141,844	1,098,573
Cash, restricted cash and cash equivalents at end of period				96,873	42,141,844
Supplemental cash flow information:
Cash paid for income taxes				670,345
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to possible redemption				606,346	2,662,553
Shareholder redemption liability					27,842,747
Conversion of Class B common to Class A common				(459)
Excise tax liability accrued for Class A common stock redemptions				56,389
Successor
Cash flows from operating activities:
Net loss		(8,404,104)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendors		(589,223)
Depreciation expense		304,446
Stock-based compensation expense		1,899,771
Amortization of right-to-use operating lease asset		421,092
Amortization of debt discount
Non-cash interest expense
Gain on revaluation of derivative liabilities		(4,870,000)
Change in assets and liabilities:
Prepaid expenses and other current assets		(146,618)
Accounts payable		(360,204)
Accrued liabilities		1,526,821
Operating lease liability		(520,454)
Net cash used in operating activities		(10,738,473)
Cash flows from financing activities:
Proceeds from issuance of convertible notes
Issuance costs for convertible notes
Common stock subscription deposit
Cash proceeds from exercise of common stock options
Proceeds from share purchases under ELOC, net of issuance costs of $1,133,333		4,139,190
Payment of sponsor loans		(19,715)
Advances from shareholder		13,731
Payments for short term borrowings		(300,240)
Proceeds from short term borrowings		408,052
Proceeds from Preferred Warrant exercises		38,000
Net cash provided by financing activities		12,240,682
Net increase (decrease) in cash and cash equivalents		1,502,209
Cash, restricted cash and cash equivalents at beginning of period		1,877,995
Cash, restricted cash and cash equivalents at end of period	1,877,995	3,380,204
Supplemental cash flow information:
Cash and cash equivalents		3,305,448
Restricted cash		79,756
Cash, restricted cash and cash equivalents		3,380,204
Non-cash financing activities:
Issuance of common shares to Keystone Capital LLC for equity line of credit		500,000
Issuance of common shares to Arena Investors LP for equity line of credit		500,000
Successor | Series A Preferred Stock
Cash flows from financing activities:
Proceeds received from sale of shares of Series A Preferred Stock, net of $1,096,300 in issuance costs		6,757,700
Proceeds received from sale of shares of Series B Preferred Stock		6,757,700
Proceeds received from sale of shares of Series C Preferred Stock, net of $434,428 in issuance costs		6,757,700
Successor | Series B Preferred Stock
Cash flows from financing activities:
Proceeds received from sale of shares of Series A Preferred Stock, net of $1,096,300 in issuance costs		500,000
Proceeds received from sale of shares of Series B Preferred Stock		500,000
Proceeds received from sale of shares of Series C Preferred Stock, net of $434,428 in issuance costs		500,000
Successor | Series C Preferred Stock
Cash flows from financing activities:
Proceeds received from sale of shares of Series A Preferred Stock, net of $1,096,300 in issuance costs		703,964
Proceeds received from sale of shares of Series B Preferred Stock		703,964
Proceeds received from sale of shares of Series C Preferred Stock, net of $434,428 in issuance costs		703,964
Predecessor
Cash flows from operating activities:
Net loss	(572,211)		(6,024,395)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of liabilities with vendors
Depreciation expense	37,356		346,164
Stock-based compensation expense	4,431		78,919
Amortization of right-to-use operating lease asset	115,859		486,283
Amortization of debt discount	(1,875)
Non-cash interest expense			24,816
Gain on revaluation of derivative liabilities	(320,117)		(411,232)
Change in assets and liabilities:
Prepaid expenses and other current assets	142,687		41,689
Accounts payable	128,429		892,765
Accrued liabilities	(50,370)		229,361
Operating lease liability	(121,589)		(493,587)
Net cash used in operating activities	(637,400)		(4,829,217)
Cash flows from financing activities:
Proceeds from issuance of convertible notes			605,230
Issuance costs for convertible notes			(41,194)
Common stock subscription deposit			1,875
Cash proceeds from exercise of common stock options			5,767
Proceeds from share purchases under ELOC, net of issuance costs of $1,133,333
Payment of sponsor loans
Advances from shareholder
Payments for short term borrowings
Proceeds from short term borrowings
Net cash provided by financing activities			571,678
Net increase (decrease) in cash and cash equivalents	(637,400)		(4,257,539)
Cash, restricted cash and cash equivalents at beginning of period	1,601,255	$ 963,855	6,819,564	6,819,564
Cash, restricted cash and cash equivalents at end of period	963,855		2,562,025	$ 1,601,255	$ 6,819,564
Supplemental cash flow information:
Cash and cash equivalents	884,099		2,482,269
Restricted cash	79,756		79,756
Cash, restricted cash and cash equivalents	963,855		2,562,025
Non-cash financing activities:
Issuance of common shares to Keystone Capital LLC for equity line of credit
Issuance of common shares to Arena Investors LP for equity line of credit
Predecessor | Series A Preferred Stock
Cash flows from financing activities:
Proceeds received from sale of shares of Series A Preferred Stock, net of $1,096,300 in issuance costs
Proceeds received from sale of shares of Series B Preferred Stock
Proceeds received from sale of shares of Series C Preferred Stock, net of $434,428 in issuance costs
Predecessor | Series B Preferred Stock
Cash flows from financing activities:
Proceeds received from sale of shares of Series A Preferred Stock, net of $1,096,300 in issuance costs
Proceeds received from sale of shares of Series B Preferred Stock
Proceeds received from sale of shares of Series C Preferred Stock, net of $434,428 in issuance costs
Predecessor | Series C Preferred Stock
Cash flows from financing activities:
Proceeds received from sale of shares of Series A Preferred Stock, net of $1,096,300 in issuance costs
Proceeds received from sale of shares of Series B Preferred Stock
Proceeds received from sale of shares of Series C Preferred Stock, net of $434,428 in issuance costs